                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):       [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Aspen Investment Management Inc.
Address:  4020 E. Beltline Ave NE, Suite 103
          Grand Rapids, MI  49525

Form 13F File Number:  28-14711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     William John Alphenaar
Title:    President
Phone:    616-361-2500

Signature, Place, and Date of Signing:

/s/ William John Alphenaar        Grand Rapids, MI      October 26, 2012
     [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


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[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















































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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      126
                                         ------------

Form 13F Information Table Value Total:    $152,642
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

List of Other Managers Reporting for this Manager:

None.

                                      FORM 13F INFORMATION TABLE
           COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
---------------------------      --------------    ---------   --------  ------------------  ---------- -------- ----------------
                                                                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
---------------------------      --------------    ---------   --------  -------   --- ----  ---------- -------- ---- ------ ----
Interoil Corp                    COM                460951106  17,511.21  226653    sh           SOLE                        NONE
Interoil Corp                    COM                460951106     127.48    1650    sh           OTHER                       NONE
Ishares Int Corp Bond ETF        BARCLAYS INTER CR  464288638   9,724.33   87268.53 sh           SOLE                        NONE
Spdr S&P Dividend ETF            S&P DIVID ETF      78464A763   7,244.49  124690    sh           SOLE                        NONE
SPDR Unit Trust                  TR UNIT            78462F103   5,577.40   38740    sh           SOLE                        NONE
Ishares Tr S&P Smallcap          S&P SMLCAP 600     464287804   4,504.05   58441    sh           SOLE                        NONE
Ishares Tr Msci EAFE Fd          MSCI EFA INDEX     464287465   3,727.91   70338    sh           SOLE                        NONE
Pfizer Inc                       COM                717081103   3,527.26  141942    sh           SOLE                        NONE
Pfizer Inc                       COM                717081103     726.71   29244    sh           OTHER                       NONE
Ishares US Preferred Stock Fund  COM                464288687   3,003.05   75340    sh           SOLE                        NONE
Exxon Mobil Corporation          COM                30231G102   2,949.45   32252    sh           SOLE                        NONE
Intl Business Machines           COM                459200101   2,666.89   12855.58 sh           SOLE                        NONE
Pimco 0-5 Year High Yld ETF      0-5 HIGH YIELD     72201R783   2,656.40   26120    sh           SOLE                        NONE
Chevron                          COM                166764100   2,315.93   19869    sh           SOLE                        NONE
General Electric                 COM                369604103   2,286.24  100671    sh           SOLE                        NONE
General Electric                 COM                369604103     227.10   10000    sh           OTHER                       NONE
Microsoft Corp                   COM                594918104   1,934.28   64996    sh           SOLE                        NONE
Amgen Incorporated               COM                031162100   1,872.50   22215    sh           SOLE                        NONE
Ishares Tr Russell 2000 Value    RUSL 2000 VALU     464287630   1,863.29   25200    sh           SOLE                        NONE
Johnson & Johnson                COM                478160104   1,855.61   26928    sh           SOLE                        NONE
Vanguard Emerging Market         MSCI EMR MKT ETF   922042858   1,830.30   43871    sh           SOLE                        NONE
Du Pont E I De Nemour            COM                263534109   1,694.15   33701    sh           SOLE                        NONE
Verizon Communications           COM                92343V104   1,654.65   36310    sh           SOLE                        NONE
Apple Computer Inc               COM                037833100   1,631.07    2445    sh           SOLE                        NONE
Vanguard Reit                    REIT ETF           922908553   1,630.72   25100    sh           SOLE                        NONE
Yum Brands Inc                   COM                988498101   1,556.34   23460    sh           SOLE                        NONE
Ishares Tr Russell 2000          RUSSELL 2000       464287655   1,533.88   18383    sh           SOLE                        NONE
Kraft Foods Inc                  COM                50075N104   1,460.82   35328.1  sh           SOLE                        NONE
Intel Corp                       COM                458140100   1,407.31   62119    sh           SOLE                        NONE
Ishares DJ International Div     DJ INTL SEL DIVD   464288448   1,399.37   44256    sh           SOLE                        NONE
Auto Data Processing             COM                053015103   1,384.08   23595    sh           SOLE                        NONE
Tyco International               COM                H89128104   1,371.06   24370    sh           SOLE                        NONE
Pepsico Incorporated             COM                713448108   1,339.04   18921    sh           SOLE                        NONE
Vanguard Mid Cap ETF             MID CAP ETF        922908629   1,337.68   16482    sh           SOLE                        NONE
Williams Companies               COM                969457100   1,296.51   37075    sh           SOLE                        NONE
Proctor & Gamble                 COM                742718109   1,291.55   18621    sh           SOLE                        NONE
JP Morgan                        COM                46625H100   1,273.22   31453    sh           SOLE                        NONE
C S X Corp                       COM                126408103   1,256.74   60566    sh           SOLE                        NONE
Wells Fargo & Co                 COM                949746101   1,250.95   36228    sh           SOLE                        NONE
AT & T                           COM                00206R102   1,217.75   32300.93 sh           SOLE                        NONE

Wal Mart Stores Inc              COM                931142103   1,202.57   16295    sh           SOLE                        NONE
Wal Mart Stores Inc              COM                931142103     627.30    8500    sh           OTHER                       NONE
Motorola Solutions Inc           COM                620076307   1,117.96   22116    sh           SOLE                        NONE
Capital One Financial            COM                14040H105   1,113.46   19531    sh           SOLE                        NONE
Duke Power Co                    COM                26441C105   1,111.15   17150    sh           SOLE                        NONE
Amazon Com Inc                   COM                023135106   1,032.54    4060    sh           SOLE                        NONE
Illinois Tool Works Inc          COM                452308109   1,007.12   16935    sh           SOLE                        NONE
Foot Locker Inc                  COM                344849104     995.99   28056    sh           SOLE                        NONE
Caterpillar Inc                  COM                149123101     974.75   11329    sh           SOLE                        NONE
Merck & Co Inc                   COM                58933Y105     954.17   21159    sh           SOLE                        NONE
Cisco Systems Inc                COM                17275R102     953.57   49938    sh           SOLE                        NONE
Google Inc                       COM                38259P508     874.47    1159    sh           SOLE                        NONE
Home Depot Inc                   COM                437076102     866.79   14358    sh           SOLE                        NONE
Intrcontinentalexchange          COM                45865V100     865.16    6485    sh           SOLE                        NONE
Wisdomtree Smallcap Div          SMALLCAP DIV       969457100     834.05   16506    sh           SOLE                        NONE
Powershares Senior Loan
  Portfolio                      SENIOR LN PORT     73936Q769     820.26   32876    sh           SOLE                        NONE
Visa Inc Cl A                    COM                92826C839     805.01    5995    sh           SOLE                        NONE
Conocophillips                   COM                20825C104     788.23   13785    sh           SOLE                        NONE
Metlife Inc                      COM                59156R108     783.79   22745    sh           SOLE                        NONE
Fair Isaac & Co                  COM                303250104     777.87   17575    sh           SOLE                        NONE
Bp Plc Adr                       COM                055622104     776.37   18328    sh           SOLE                        NONE
Edwards Lifesciences Cp          COM                28176E108     770.38    7175    sh           SOLE                        NONE
Ishares Msci Emrg Mkt Fd         MSCI EMER MKT      464287234     736.95   17833    sh           SOLE                        NONE
Phillip Morris Co.               COM                02209S103     733.28   21961    sh           SOLE                        NONE
American Express                 COM                025816109     718.77   12641    sh           SOLE                        NONE
Sch US Div Equity Etf            US DIVIDEND EQ     808524797     712.28   24775    sh           SOLE                        NONE
Goldman Sachs Group              COM                38141G104     701.86    6174    sh           SOLE                        NONE
Stericycle Inc                   COM                858912108     688.12    7605    sh           SOLE                        NONE
Lockheed Martin Corp             COM                539830109     687.65    7364    sh           SOLE                        NONE
Sch US Agg Bnd Etf               US AGGREGATE B     808524839     679.56   12868    sh           SOLE                        NONE
Wisdomtree Midcap Divdnd ETF     MIDCAP DIVI FD     97717w505     678.74   11937    sh           SOLE                        NONE
Coca Cola                        COM                191216100     651.26   17170    sh           SOLE                        NONE
Bristol Myers Squibb             COM                110122108     639.12   18937    sh           SOLE                        NONE
Wisdomtree Emerging Mkt
  Bond ETF                       MIDCAP DIVI FD     97717W505     599.47   11460    sh           SOLE                        NONE
Ishares Tr Russell 2000 Growth   RSL 2000 GROW      464287648     573.66    6000    sh           SOLE                        NONE
Walt Disney                      COM                254687106     568.55   10875    sh           SOLE                        NONE
Stryker Corp                     COM                863667101     568.54   10214.59 sh           SOLE                        NONE
Stryker Corp                     COM                863667101      63.84    1147    sh           OTHER                       NONE
Powershs Db Commdty Indx         UNIT BEN INT       73935S105     565.23   19708    sh           SOLE                        NONE
Gilead Sciences Inc              COM                375558103     561.82    8470    sh           SOLE                        NONE
Schwab Intl Small Cap ETF        INTL SCEQT ETF     808524888     558.46   21226    sh           SOLE                        NONE
Bank Of America Corp             COM                060505104     554.31   62776    sh           SOLE                        NONE
Bank Of America Corp             COM                060505104      13.25    1500    sh           OTHER                       NONE
Waste Management Inc.            COM                94106L109     510.07   15900    sh           SOLE                        NONE
Waste Management Inc.            COM                94106L109   2,659.61   82905.58 sh           OTHER                       NONE
Cardinal Health Inc              COM                14149Y108     503.61   12923    sh           SOLE                        NONE
Emerson Electric Co              COM                291011104     500.32   10365    sh           SOLE                        NONE

Ishares Ftse China               FTSE CHINA 25 IDX  464287184     496.61   14353    sh           SOLE                        NONE
Ishares Tr Russell 1000          RUSSELL 1000       464287622     477.67    6010    sh           SOLE                        NONE
Monsanto Co                      COM                61166W101     455.10    5000    sh           SOLE                        NONE
Monsanto Co                      COM                61166W101      72.82     800    sh           OTHER                       NONE
Halliburton Co                   COM                406216101     443.43   13162    sh           SOLE                        NONE
Abbott Labs                      COM                002824100     427.33    6233    sh           SOLE                        NONE
Schwab US Large Cap ETF          US LRG CAP ETF     808524201     426.51   12479    sh           SOLE                        NONE
Anadarko Petroleum Corp          COM                032511107     425.95    6092    sh           SOLE                        NONE
Oracle Corporation               COM                68389X105     412.82   13122    sh           SOLE                        NONE
Nextera Energy Inc               COM                65339F101     400.88    5700    sh           SOLE                        NONE
American Eagle Outfitters        COM                02553E106     400.52   19000    sh           SOLE                        NONE
Medtronic Inc                    COM                585055106     390.45    9055    sh           SOLE                        NONE
Semtech Corp                     COM                816850101      75.42    3000    sh           SOLE                        NONE
Semtech Corp                     COM                816850101     379.61   15100    sh           OTHER                       NONE
Aetna Life & Casualty            COM                00817Y108     366.89    9265    sh           SOLE                        NONE
Amphenol Corp Cl A               CL A               032095101     365.64    6210    sh           SOLE                        NONE
Charles Schwab                   COM                808513105     346.83   27128    sh           SOLE                        NONE
Bank Of New York Co              COM                064058100     340.45   15051    sh           SOLE                        NONE
Chemical Financial Corp          COM                163731102     316.85   13093    sh           OTHER                       NONE
Philip Morris Intl Inc           COM                718172109     310.02    3447    sh           SOLE                        NONE
Darden Restaurants Inc           COM                237194105     287.39    5155    sh           SOLE                        NONE
Deere & Co                       COM                244199105     261.76    3174    sh           SOLE                        NONE
United Technologies              COM                913017109     251.31    3210    sh           SOLE                        NONE
Adobe Systems Inc                COM                00724F101     250.63    7727    sh           SOLE                        NONE
Ishares Tr S&P Midcap            S&P MIDCAP 400     464287507     239.69    2429    sh           SOLE                        NONE
U S Bancorp                      COM                902973304     237.05    6911    sh           SOLE                        NONE
Spdr Technology ETF              TECHNOLOGY         81369Y803     232.51    7543    sh           SOLE                        NONE
Ford Motor Company               COM                345370860     229.23   23248    sh           SOLE                        NONE
Ishares Tr Russell 1000 Growth   RUSSELL1000GRW     464287614     225.61    3382.42 sh           SOLE                        NONE
Federated Investors              CL B               314211103     221.80   10720    sh           SOLE                        NONE
Dow Chemical                     COM                260543103     219.54    7582    sh           SOLE                        NONE
Colgate Palmolive                COM                194162103     215.51    2010    sh           SOLE                        NONE
B C E Inc                        COM                05534B760     214.12    4873    sh           SOLE                        NONE
Chubb Corporation                COM                171232101     211.68    2775    sh           SOLE                        NONE
Sherwin Williams Co              COM                824348106     208.77    1402    sh           SOLE                        NONE
Weatherford Intl Ltd             COM                H27013103     157.36   12410    sh           SOLE                        NONE
Independent Bank Corp Mi         COM                453838609      39.76   14671    sh           SOLE                        NONE
Dynamic Fuel Sys Inc             COM                267854107       6.63   34300    sh           OTHER                       NONE